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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment |_|;   Amendment Number:___

   This Amendment(Check only one):   |_| is a restatement
                                     |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Firsthand Capital Management, Inc.
Address: 125 South Market
         Suite 1200
         San Jose, California 95113

Form 13F File Number: 28-04505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin M. Landis
Title: President
Phone: (408) 294-2200

Signature, Place, and Date of Signing


      /s/ Kevin Landis                        San Jose, California      11/10/06
      -------------------------------------   -----------------------   --------
      [Signature]                             [City, State]             [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:        119

Form 13F Information Table Value Total:   $668,862
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.   The Equitable Life Assurance Society (13F file number: 28-42)

In addition, please see Forms 13F filed by the following institutional investment managers for their holdings as sub-advisers of Firsthand Health Sciences Fund:

2.   Wachovia Corporation (13F file number: 28-776)

3.   Sectoral Asset Management, Inc. (13F file number: 28-10653)

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                       FIRSTHAND CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                  as of 9/30/06

                                                                                                              VOTING AUTHORITY
                                 TITLE OF                    VALUE      SHARES/    SH/   PUT/   INVESTMENT   -----------------
NAME OF ISSUER                     CLASS        CUSIP      (x$1000)     PRN AMT    PRN   CALL   DISCRETION      SOLE     NONE
------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.                  Common Stock   219350105   $44,663.59   1,829,725    SH          SOLE         1,828,786     939
Applied Materials, Inc.        Common Stock   038222105   $37,772.97   2,130,455    SH          SOLE         2,129,665     790
Cypress Semiconductor Corp.    Common Stock   232806109   $31,827.85   1,791,100    SH          SOLE         1,791,100
ASML Holding N.V.              Common Stock   N07059111   $31,657.87   1,359,874    SH          SOLE         1,358,764    1110
Akamai Technologies, Inc.      Common Stock   00971T101   $30,084.48     601,810    SH          SOLE           601,810
Seagate Technology, Inc.       Common Stock   G7945J104   $26,559.39   1,150,255    SH          SOLE         1,149,820     435
Cisco Systems, Inc.            Common Stock   17275R102   $26,168.13   1,138,735    SH          SOLE         1,138,255     480
Netflix, Inc.                  Common Stock   64110L106   $23,040.85   1,011,451    SH          SOLE         1,011,451
Texas Instruments, Inc.        Common Stock   882508104   $20,692.90     622,343    SH          SOLE           621,843     500
Taiwan Semiconductor
Manufacturing Co. - ADR        ADR            874039100   $18,620.56   1,939,642    SH          SOLE         1,937,079    2563
Microsoft Corp.                Common Stock   594918104   $16,888.43     617,493    SH          SOLE           617,005     488
Intevac, Inc.                  Common Stock   461148108   $15,899.52     946,400    SH          SOLE           946,400
QUALCOMM, Inc.                 Common Stock   747525103   $15,817.78     435,152    SH          SOLE           434,670     482
Adobe Systems, Inc.            Common Stock   00724F101   $15,315.78     408,857    SH          SOLE           408,482     375
Comverse Technology, Inc.      Common Stock   205862402   $14,062.50     655,900    SH          SOLE           655,900
Broadcom Corp. - A             Common Stock   111320107   $12,824.72     422,700    SH          SOLE           422,285     415
Amdocs Ltd.                    Common Stock   G02602103   $12,820.70     323,755    SH          SOLE           323,450     305
Zoran Corp.                    Common Stock   98975F101   $12,421.01     772,451    SH          SOLE           772,451
Tekelec, Inc.                  Common Stock   879101103   $11,350.37     875,800    SH          SOLE           875,800
China Mobile Hong Kong Ltd.    Common Stock   16941M109   $11,030.37     312,033    SH          SOLE           311,753     280
Google, Inc.                   Common Stock   38259P508   $10,698.58      26,620    SH          SOLE            26,590      30
UTStarcom, Inc.                Common Stock   918076100   $10,038.98   1,131,790    SH          SOLE         1,131,790
Altera Corp.                   Common Stock   021441100   $ 9,538.39     518,955    SH          SOLE           518,440     515
Citrix Systems, Inc.           Common Stock   177376100   $ 9,530.58     263,203    SH          SOLE           263,203
eBay, Inc.                     Common Stock   278642103   $ 9,527.51     335,949    SH          SOLE           335,804     145
EMC Corp.                      Common Stock   268648102   $ 9,135.47     762,560    SH          SOLE           761,790     770
JDS Uniphase Corp.             Common Stock   46612J507   $ 8,760.00   4,000,000    SH          SOLE         4,000,000
Stratex Networks, Inc.         Common Stock   86279T109   $ 8,212.18   1,849,591    SH          SOLE         1,849,591
TriQuint Semiconductor, Inc.   Common Stock   89674K103   $ 7,968.48   1,532,400    SH          SOLE         1,532,400
Xilinx, Inc.                   Common Stock   983919101   $ 7,859.53     358,065    SH          SOLE           357,638     427
L-1 Identity Solutions, Inc.   Common Stock   50212A106   $ 7,602.15     582,540    SH          SOLE           582,131     409
Chartered Semiconductor
Manufacturing, Ltd.            ADR            16133R106   $ 7,345.67     982,042    SH          SOLE           982,042
Napster, Inc.                  Common Stock   630797108   $ 7,251.31   1,698,200    SH          SOLE         1,698,200
Semiconductor Manufacturing
International Corp.            Common Stock   81663N206   $ 6,743.45   1,052,021    SH          SOLE         1,052,021
Nokia Corp. - ADR              ADR            654902204   $ 6,710.16     340,790    SH          SOLE           340,480     310
Sun Microsystems, Inc.         Common Stock   866810104   $ 5,445.00   1,100,000    SH          SOLE         1,100,000
SanDisk Corp.                  Common Stock   80004C101   $ 5,440.31     101,612    SH          SOLE           101,612
ViaSat, Inc.                   Common Stock   92552V100   $ 4,913.17     195,900    SH          SOLE           195,900
aQuantive, Inc.                Common Stock   03839G105   $ 4,747.93     201,013    SH          SOLE           201,013
Ctrip.com International,
Ltd.                           Common Stock   22943F100   $ 4,573.84     101,754    SH          SOLE           101,754
Zebra Technologies
Corporation                    Common Stock   989207105   $ 4,449.63     124,500    SH          SOLE           124,500
Harris Corp.                   Common Stock   413875105   $ 4,449.00     100,000    SH          SOLE           100,000
Witness Systems, Inc.          Common Stock   977424100   $ 4,317.69     246,303    SH          SOLE           246,303
PMC-Sierra, Inc.               Common Stock   69344F106   $ 3,894.86     655,700    SH          SOLE           655,700
Tellabs, Inc.                  Common Stock   879664100   $ 3,671.60     335,000    SH          SOLE           335,000
FormFactor, Inc.               Common Stock   346375108   $ 3,395.43      80,594    SH          SOLE            80,594
TranSwitch Corp.               Common Stock   894065101   $ 3,360.03   2,383,000    SH          SOLE         2,383,000
Autodesk, Inc.                 Common Stock   052769106   $ 3,145.68      90,445    SH          SOLE            90,365      80
Freescale Semiconductor,
Inc.                           Common Stock   35687M206   $ 2,899.71      76,208    SH          SOLE            76,208
FLIR Systems, Inc.             Common Stock   302445101   $ 2,809.86     103,456    SH          SOLE           103,456
Skyworks Solutions, Inc.       Common Stock   83088M102   $ 2,586.18     498,300    SH          SOLE           498,300
Advanced Micro Devices         Common Stock   007903107   $ 2,485.00     100,000    SH          SOLE           100,000
WebSideStory, Inc.             Common Stock   947685103   $ 2,475.12     187,367    SH          SOLE           187,367
VASCO Data Security
International, Inc.            Common Stock   92230Y104   $ 2,348.04     226,645    SH          SOLE           226,645
Yahoo! Inc.                    Common Stock   984332106   $ 1,669.34      66,034    SH          SOLE            66,034
NeuStar, Inc.                  Common Stock   64126X201   $ 1,585.97      57,152    SH          SOLE            57,152
TeleCommunication Systems,
Inc. - A                       Common Stock   87929J103   $ 1,499.94     557,600    SH          SOLE           557,600
First Data Corp.               Common Stock   319963104   $ 1,470.00      35,000    SH          SOLE            35,000
IAC/InterActiveCorp            Common Stock   44919P300   $ 1,428.91      49,684    SH          SOLE            49,684
LivePerson, Inc.               Common Stock   538146101   $ 1,355.39     252,400    SH          SOLE           252,400
Monster Worldwide, Inc.        Common Stock   611742107   $ 1,299.22      35,900    SH          SOLE            35,900
Kopin Corp.                    Common Stock   500600101   $ 1,269.37     378,915    SH          SOLE           378,915
Ikanos Communications, Inc.    Common Stock   45173E105   $ 1,177.00     100,000    SH          SOLE           100,000
Equinix, Inc.                  Common Stock   29444U502   $ 1,148.51      19,110    SH          SOLE            19,110
Dell, Inc.                     Common Stock   24702R101   $ 1,123.73      49,200    SH          SOLE            49,200
CheckFree Corp.                Common Stock   162813109   $ 1,085.77      26,277    SH          SOLE            26,277
Echelon Corp.                  Common Stock   27874N105   $ 1,079.76     131,198    SH          SOLE           131,198
Digital Insight Corp.          Common Stock   25385P106   $ 1,028.99      35,095    SH          SOLE            35,095
Verint Systems, Inc.           Common Stock   92343X100   $ 1,027.71      34,200    SH          SOLE            34,200
Baidu.com, Inc.                Common Stock   056752108   $   995.59      11,373    SH          SOLE            11,373
Avici Systems, Inc.            Common Stock   05367L802   $   994.75     115,000    SH          SOLE           115,000
iGATE Corporation              Common Stock   45169U105   $   993.48     201,109    SH          SOLE           201,109


VeriFone Holdings, Inc.        Common Stock   92342Y109   $   947.43      33,185    SH          SOLE            33,185
PDF Solutions, Inc.            Common Stock   693282105   $   941.46      85,900    SH          SOLE            85,900
The9 Ltd.                      Common Stock   88337K104   $   898.80      42,000    SH          SOLE            42,000
ValueClick, Inc.               Common Stock   92046N102   $   858.40      46,300    SH          SOLE            46,300
Oplink Communications, Inc.    Common Stock   68375Q403   $   799.20      40,000    SH          SOLE            40,000
Synaptics, Inc.                Common Stock   87157D109   $   787.15      32,300    SH          SOLE            32,300
Comcast Corp. - Special CL A   Common Stock   20030N200   $   552.15      15,000    SH          SOLE            15,000
Alvarion Ltd.                  Common Stock   M0861T100   $   545.29      85,335    SH          SOLE            85,335
Apple Computer, Inc.           Common Stock   037833100   $   538.86       7,000    SH          SOLE             7,000
EMCORE Corp.                   Common Stock   290846104   $   499.37      84,353    SH          SOLE            84,353
CyberSource Corp.              Common Stock   23251J106   $   494.66      41,814    SH          SOLE            41,814
Trident Microsystems, Inc.     Common Stock   895919108   $   465.20      20,000    SH          SOLE            20,000
News Corp.                     Common Stock   65248E203   $   453.25      21,960    SH          SOLE            21,960
RightNow Technologies, Inc.    Common Stock   76657R106   $   447.88      28,692    SH          SOLE            28,692
Finisar Corp.                  Common Stock   31787A101   $   442.33     121,855    SH          SOLE           121,855
Flextronics International
Ltd.                           Common Stock   Y2573F102   $   437.22      34,590    SH          SOLE            34,590
Monolithic Power Systems,
Inc.                           Common Stock   609839105   $   421.92      44,600    SH          SOLE            44,600
Packeteer, Inc.                Common Stock   695210104   $   414.57      48,150    SH          SOLE            48,150
VitalStream Holdings, Inc.     Common Stock   92847T209   $   408.05      46,212    SH          SOLE            46,212
PLX Technology, Inc.           Common Stock   693417107   $   394.06      38,000    SH          SOLE            38,000
Microtune, Inc.                Common Stock   59514P109   $   391.47      80,550    SH          SOLE            80,550
SiRF Technology Holdings,
Inc.                           Common Stock   82967H101   $   386.31      16,103    SH          SOLE            16,103
VistaPrint Ltd.                Common Stock   G93762204   $   366.71      14,137    SH          SOLE            14,137
Avanex Corp.                   Common Stock   05348W109   $   363.30     210,000    SH          SOLE           210,000
51job Inc.                     Common Stock   316827104   $   351.20      26,248    SH          SOLE            26,248
Neoware, Inc.                  Common Stock   64065P102   $   328.88      24,200    SH          SOLE            24,200
NIDEC Corp                     Common Stock   654090109   $   326.63      17,200    SH          SOLE            17,200
Amazon.com, Inc.               Common Stock   023135106   $   321.20      10,000    SH          SOLE            10,000
Accenture Ltd. - A             Common Stock   G1150G111   $   317.10      10,000    SH          SOLE            10,000
Lenovo Group Ltd ADR           ADR            526250105   $   294.50      38,000    SH          SOLE            38,000
EXFO Electro-Optical
Engineering, Inc.              Common Stock   302043104   $   293.09      50,100    SH          SOLE            50,100
PowerDsine, Ltd.               Common Stock   M41415106   $   285.30      30,000    SH          SOLE            30,000
Symmetricom, Inc.              Common Stock   871543104   $   266.31      33,000    SH          SOLE            33,000
Ramtron International Corp.    Common Stock   751907304   $   264.00      80,000    SH          SOLE            80,000
Microvision, Inc.              Common Stock   594960106   $   260.69     182,300    SH          SOLE           182,300
Lionbridge Technologies,
Inc.                           Common Stock   536252109   $   258.13      33,831    SH          SOLE            33,831
Rackable Systems, Inc.         Common Stock   750077109   $   256.65       9,377    SH          SOLE             9,377
Zygo Corp.                     Common Stock   989855101   $   255.00      20,000    SH          SOLE            20,000
LG. Philips LCD Co., Ltd.      Common Stock   50186V102   $   242.21      14,600    SH          SOLE            14,600
Cognizant Technology
Solutions Corp. - A            Common Stock   192446102   $   222.62       3,008    SH          SOLE             3,008
Universal Display Corp         Common Stock   91347P105   $   220.60      20,000    SH          SOLE            20,000
3D Systems Corporation         Common Stock   88554D205   $   218.25      11,900    SH          SOLE            11,900
STMicroelectronics N.V. -
ADR                            Common Stock   861012102   $   182.65      10,582    SH          SOLE            10,582
Therma-Wave, Inc.              Common Stock   88343A108   $   108.65      91,300    SH          SOLE            91,300
Actions Semiconductor Co.,
Ltd.                           Common Stock   00507E107   $   105.90      12,444    SH          SOLE            12,444
OpenTV Corp.                   Common Stock   G67543101   $    92.09      32,311    SH          SOLE            32,311
Ceragon Networks Ltd.          Common Stock   M22013102   $    51.36      12,200    SH          SOLE            12,200
                                                    119   $  668,862